Evergreen Money Market Fund: Annual Report as of January 31, 2003

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
21	STATEMENT OF ASSETS AND LIABILITIES
22	STATEMENT OF OPERATIONS
23	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
29	INDEPENDENT AUDITORS’ REPORT
32	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

March 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer
Dear Evergreen Shareholder:

We are pleased to provide the annual report for the Evergreen Money Market Fund, which covers the 12-month period ended January 31, 2003.

Market analysis

We believe the case for proper asset allocation was made quite evident to investors over the past 12 months. While equities continued to struggle and bonds were mostly strong, money markets provided investors with consistency amid their growing popularity. The increased market volatility resulted in higher flows into cash accounts, and investors benefited from this strategy. Indeed, the past year was best measured in relative performance, and many investors participating in money market funds enjoyed stability despite the very low interest rate environment.

The increased volatility in the financial markets over the past year can be attributed not only to the weaker-than-expected economic recovery, but also to the accounting scandals that severely undermined corporate credibility. If these troubles were not enough, investors had to contend with the uncertain geopolitical situation, as the potential for war and terror attacks weighed heavily on everyone’s minds. Many investors chose to flee the equity markets, and stocks declined for the third consecutive year during 2002, a phenomenon that had not occurred in more than six decades. Bonds were led by the strength in Treasuries, whose traditional safe-haven status attracted many investors despite the $150 billion federal budget deficit. Cash levels, as measured by CDs, savings accounts and money market funds, rose to an estimated $6.5 trillion, an amount equivalent to almost two-thirds of total United States economic output.

LETTER TO SHAREHOLDERS continued

The period began with solid economic growth in the first quarter of last year and some momentum from the rally in late 2001. However, moderating economic growth and drastically reduced earnings expectations pummeled equities and money flowed back into treasuries and money markets. The Enron scandal served to exacerbate this trend and as other instances of corporate malfeasance surfaced, investor confidence plunged.

These disturbing events resulted in relatively quick action from the leadership in Washington as President Bush, members of Congress and the SEC all became involved. Legislation was created in the form of the Sarbanes-Oxley Act of 2002, requiring new procedures for financial reporting and outlining the punishment for perpetrators of fraud. Corporate CEOs and CFOs are now required to attest to the veracity of the financial statements submitted quarterly to the SEC.

But just as investors were regaining hope regarding the integrity of financial reporting, saber rattling with Iraq increased and the economic recovery remained slower than hoped. The anniversary of the September 11 attacks rekindled fears of potential terrorism, and economic data was mixed. Earnings estimates were ratcheted downward yet again, and all eyes turned to Federal Reserve Board chairman Alan Greenspan, who ultimately surprised investors with a larger-than-expected 50-basis point interest rate cut in early November.

Looking ahead, we believe the U.S. economy will continue its moderate path of recovery in 2003. We project gross domestic product growth in the range of 3%, supported by mild levels of personal consumption and a gradual improvement in business spending. The outlook for inflation remains positive for consumers, yet businesses will once again be challenged by a lack of meaningful pricing power, preventing the traditional surge in corporate earnings common in early-cycle recoveries. In this environment, which continues to be framed by geopolitical concerns, money market investments will remain an important portfolio component.

LETTER TO SHAREHOLDERS continued

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit EvergreenInvestments.com for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

*A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

FUND AT A GLANCE

as of January 31, 2003

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*1

Portfolio Inception Date: 11/2/1987
	Class A	Class B	Class C	Class S	Class S1	Class I
Class Inception Date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Average Annual Return**

1 year with sales charge	N/A	-4.56%	-1.55%	N/A	N/A	N/A

1 year w/o sales charge	1.14%	0.44%	0.44%	0.82%	1.18%	1.42%

5 year	3.94%	2.86%	3.01%	3.93%	4.16%	4.25%

10 year	4.23%	3.64%	3.91%	4.32%	4.43%	4.48%

Maximum sales charge	N/A	5.00%	1.00%	N/A	N/A	N/A
		CDSC	Front End
			2.00%
			CDSC

7-day annualized yield	0.62%	0.10%	0.10%	0.28%	0.68%	0.89%

30-day annualized yield	0.67%	0.10%	0.10%	0.33%	0.72%	0.93%

12-month income dividends per share	$0.011	$0.004	$0.004	$0.008	$0.012	$0.014

*The yield quotation more closely reflects the earnings of the fund than the total return quotation.
**Adjusted for maximum applicable sales charge, unless noted.

PORTFOLIO COMPOSITION
(based on 1/31/2003 portfolio assets)

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns would have been lower. The advisor is currently reimbursing a portion of the distribution fees for Classes A, B, C and S1. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

TOTAL NET ASSETS: $22,168,283,982
AVERAGE MATURITY: 29 days

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The yield will fluctuate and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to the underlying securities of the fund’s portfolio and not to the fund’s shares.

All data is as of January 31, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS A
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.03	0.06	0.05	0.05

Distributions to shareholders from
Net investment income	-0.01	-0.03	-0.06	-0.05	-0.05

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.14%	3.20%	5.84%	4.68%	4.90%
Ratios and supplemental data
Net assets, end of period (millions)	$10,628	$9,605	$2,302	$8,931	$5,210
Ratios to average net assets
Expenses[1]	0.89%	0.88%	0.84%	0.83%	0.85%
Net investment income	1.12%	2.42%	5.54%	4.63%	4.78%

1. The ratio of expenses to average net assets excludes expense reductions but includes fee waivers. See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS B
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.05	0.04	0.04

Distributions to shareholders from
Net investment income	-0[1]	-0.02	-0.05	-0.04	-0.04

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.44%	2.48%	5.11%	3.95%	4.18%
Ratios and supplemental data
Net assets, end of period (millions)	$113	$92	$52	$67	$65
Ratios to average net assets
Expenses[3]	1.59%	1.57%	1.54%	1.53%	1.55%
Net investment income	0.41%	2.25%	4.95%	3.89%	4.09%

1.   Represents an amount less than $0.005 per share.

2.   Excluding applicable sales charges

3.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS C
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0[1]	0.02	0.05	0.04	0.04

Distributions to shareholders from
Net investment income	-0[1]	-0.02	-0.05	-0.04	-0.04

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.44%	2.48%	5.11%	3.95%	4.18%
Ratios and supplemental data
Net assets, end of period (millions)	$23	$15	$9	$6	$5
Ratios to average net assets
Expenses[3]	1.59%	1.57%	1.55%	1.54%	1.55%
Net investment income	0.42%	2.24%	4.99%	3.95%	4.09%

1.   Represents an amount less than $0.005 per share.

2.   Excluding applicable sales charges

3.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001[1]
CLASS S
Net asset value, beginning of period	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.03	0.03

Distributions to shareholders from
Net investment income	-0.01	-0.03	-0.03

Net asset value, end of period	$1.00	$1.00	$1.00
Total return	0.82%	2.89%	3.33%
Ratios and supplemental data
Net assets, end of period (millions)	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses[2]	1.21%	1.16%	1.15%[3]
Net investment income	0.83%	2.89%	5.56%[3]

1.   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002[1]
CLASS S1
Net asset value, beginning of period	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.01

Distributions to shareholders from
Net investment income	-0.01	-0.01

Net asset value, end of period	$1.00	$1.00
Total return	1.18%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$1,767	$1,300
Ratios to average net assets
Expenses[2]	0.85%	0.86%[3]
Net investment income	1.16%	1.72%[3]

1.   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

3.   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended January 31,
	2003	2002	2001	2000	1999
CLASS I1
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.01	0.03	0.06	0.05	0.05

Distributions to shareholders from
Net investment income	-0.01	-0.03	-0.06	-0.05	-0.05

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.42%	3.50%	6.15%	4.99%	5.21%
Ratios and supplemental data
Net assets, end of period (millions)	$2,334	$2,685	$1,964	$1,908	$1,745
Ratios to average net assets
Expenses[2]	0.61%	0.56%	0.54%	0.53%	0.55%
Net investment income	1.41%	3.43%	5.97%	4.89%	5.07%

1.   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

2.   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER 64.1%
Asset Backed 49.5%
Abacas Investments, 1.35%, 2/26/2003	$ 5,000,000	$ 5,000,000
Alpine Securitization Corp., 1.28%, 2/11/2003	150,000,000	149,957,333
Amstel Funding Corp.:
1.32%, 3/19/2003	130,000,000	129,790,267
1.35%, 2/19/2003	123,192,000	123,118,085
1.37%, 2/18/2003	190,950,000	190,840,999
1.38%, 2/20/2003	100,000,000	99,934,833
ASAP Funding Ltd.:
1.31%, 2/27/2003	75,000,000	74,934,500
1.38%, 2/6/2003	96,000,000	95,988,960
Aspen Funding Corp.:
1.29%, 2/13/2003	100,000,000	99,964,167
1.30%, 2/11/2003	100,000,000	99,971,111
Asset One Securitization LLC, 1.31%, 2/21/2003	40,000,000	39,973,800
Atlantic Asset Securitization Corp.:
1.29%, 2/10/2003	38,770,000	38,760,275
1.30%, 2/10/2003	45,933,000	45,921,389
Barton Capital Corp.:
1.27%, 2/13/2003	40,000,000	39,985,889
1.29%, 2/13/2003	50,058,000	50,040,063
1.30%, 2/6/2003	61,603,000	61,596,326
1.30%, 2/7/2003	100,000,000	99,985,555
Bavaria Universal Funding, 1.36%, 2/10/2003	100,000,000	99,973,556
Blue Spice LLC, 1.34%, 2/11/2003	75,000,000	74,977,667
Brahms Funding Corp.:
1.36%, 2/20/2003	100,342,000	100,277,558
1.37%, 2/21/2003	48,928,000	48,894,484
1.38%, 2/13/2003	50,000,000	49,980,834
Check Point Charlie, Inc., 1.37%, 2/10/2003	50,000,000	49,986,681
Compass Security:
1.28%, 2/21/2003	200,000,000	199,872,000
1.28%, 2/28/2003	41,695,000	41,657,938
Concord Minutemen Capital Corp.:
1.28%, 2/21/2003	60,128,000	60,089,518
1.29%, 4/8/2003	115,331,000	115,066,507
1.31%, 4/17/2003	100,349,000	100,082,434
1.35%, 2/14/2003	75,000,000	74,969,063
1.37%, 2/18/2003	50,000,000	49,971,458
Crown Point Capital Co.:
1.28%, 2/26/2003	100,125,000	100,043,120
1.28%, 3/4/2003	60,232,000	60,169,894
1.28%, 4/25/2003	140,000,000	139,596,800
1.29%, 4/17/2003	50,000,000	49,869,208
1.31%, 2/7/2003	113,000,000	112,983,552
Eiffel Funding LLC:
1.28%, 3/27/2003	100,000,000	99,815,111
1.29%, 3/10/2003	47,500,000	47,440,427
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Fairway Finance Corp.:
1.29%, 2/12/2003	$ 75,084,000	$ 75,059,786
1.29%, 2/18/2003	72,102,000	72,063,245
1.30%, 2/7/2003	65,117,000	65,107,594
Galaxy Funding, Inc.:
1.26%, 3/18/2003	50,000,000	49,924,750
1.28%, 3/18/2003	100,000,000	99,847,111
Giro Balanced Funding:
1.28%, 3/3/2003	75,000,000	74,925,333
1.28%, 3/12/2003	67,066,000	66,977,771
1.29%, 2/12/2003	50,000,000	49,983,875
1.29%, 2/18/2003	93,486,000	93,435,946
1.30%, 2/7/2003	63,235,000	63,225,866
1.30%, 2/11/2003	60,243,000	60,225,596
1.30%, 3/5/2003	100,000,000	99,891,667
1.30%, 3/6/2003	60,650,000	60,582,106
1.35%, 2/20/2003	126,813,000	126,732,157
Giro Multi Funding Corp., 1.28%, 2/18/2003	100,000,000	99,946,667
Gramercy Capital Corp., 1.30%, 2/13/2003	50,000,000	49,981,944
Greenwich Funding Corp.:
1.29%, 2/19/2003	75,000,000	74,957,000
1.30%, 3/13/2003	60,000,000	59,917,667
Halogen Capital Co., 1.30%, 2/14/2003	75,211,000	75,181,125
Harwood Street Funding, 1.38%, 2/10/2003	100,000,000	99,973,167
Hatteras Funding:
1.27%, 3/11/2003	109,482,000	109,342,958
1.29%, 2/20/2003	30,000,000	29,981,725
1.29%, 3/10/2003	70,053,000	69,965,142
1.29%, 3/18/2003	33,216,000	33,164,819
1.30%, 2/7/2003	50,000,000	49,992,778
1.36%, 2/4/2003	64,173,000	64,170,576
High Peak Funding, 1.31%, 2/25/2003	50,000,000	49,959,972
Independence Funding LLC, 1.27%, 4/29/2003	93,492,000	93,211,654
Kittyhawk Funding, 1.29%, 2/14/2003	115,186,000	115,140,597
Lexington Parker Capital Corp.:
1.30%, 2/5/2003	50,000,000	49,996,389
1.31%, 2/6/2003	118,223,000	118,210,094
1.31%, 2/10/2003	85,084,000	85,062,327
1.31%, 3/3/2003	50,000,000	49,949,056
1.33%, 2/4/2003	100,000,000	99,996,306
1.34%, 2/12/2003	100,000,000	99,966,500
1.37%, 2/18/2003	75,000,000	74,957,187
Mane Funding Corp.:
1.28%, 4/17/2003	160,212,000	159,796,161
1.29%, 4/7/2003	75,240,000	75,070,146
1.29%, 4/9/2003	100,000,000	99,767,083
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Moat Funding LLC:
1.28%, 4/15/2003	$ 38,550,000	$ 38,452,683
1.29%, 2/21/2003	100,000,000	99,935,500
1.30%, 4/8/2003	100,000,000	99,768,889
1.35%, 2/21/2003	50,000,000	49,966,250
Montauk Funding Corp.:
1.29%, 2/24/2003	50,000,000	49,962,375
1.30%, 2/25/2003	45,000,000	44,964,250
Neptune Funding Corp.:
1.31%, 2/21/2003	56,333,000	56,296,102
1.33%, 2/28/2003	40,949,000	40,911,179
1.33%, 3/28/2003	45,000,000	44,911,888
1.40%, 2/3/2003	45,085,000	45,085,000
1.75%, 2/5/2003	75,000,000	74,992,708
Ness LLC:
1.27%, 2/25/2003	29,699,000	29,675,950
1.27%, 2/28/2003	29,626,000	29,599,871
1.27%, 4/25/2003	56,011,000	55,850,949
1.29%, 2/18/2003	69,223,000	69,185,793
1.29%, 4/22/2003	133,439,000	133,066,038
1.31%, 3/6/2003	101,211,000	101,096,829
Newport Funding Corp.:
1.29%, 2/13/2003	50,000,000	49,982,083
1.30%, 2/10/2003	50,000,000	49,987,361
1.30%, 2/11/2003	100,000,000	99,971,111
Nway Funding LLC, 1.43%, 2/11/2003	30,190,000	30,180,406
Old Line Funding Corp.:
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 1.29%, 2/18/2003	33,729,000	33,710,870
(LOC: Dai-Ichi Kangyo Bank, Ltd.), 1.30%, 2/13/2003	49,329,000	49,311,187
Paradigm Funding LLC:
1.28%, 2/3/2003	42,000,000	42,000,000
1.29%, 4/28/2003	50,000,000	49,849,500
1.30%, 2/7/2003	39,000,000	38,994,366
1.30%, 3/10/2003	100,000,000	99,873,611
Park Avenue Recreation Corp.:
(LOC: Chase Manhattan Bank), 1.29%, 2/14/2003	89,163,000	89,127,855
(LOC: Chase Manhattan Bank), 1.29%, 2/20/2003	48,101,000	48,071,698
Perry Global Fund, 1.29%, 2/18/2003	125,000,000	124,932,812
Principal Residential Mtge., 1.34%, 2/27/2003	50,169,000	50,124,182
Rhineland Funding Capital:
1.32%, 4/28/2003	69,135,000	68,922,064
1.37%, 2/6/2003	35,190,000	35,185,982
1.40%, 2/14/2003	107,351,000	107,305,078
1.47%, 2/25/2003	60,000,000	59,946,100
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset Backed continued
Sheffield Receivables Corp.:
1.28%, 2/18/2003	$ 92,830,000	$ 92,780,490
1.29%, 2/7/2003	100,090,000	100,075,654
1.29%, 2/12/2003	114,080,000	114,043,209
1.30%, 2/11/2003	50,310,000	50,295,466
Special Purpose Accounts Receivable Co.:
1.28%, 3/12/2003	40,000,000	39,947,378
1.29%, 3/12/2003	75,000,000	74,900,562
Steamboat Funding Corp., 1.27%, 2/10/2003	81,948,000	81,927,763
Stellar Funding Group:
1.28%, 2/21/2003	58,030,000	57,992,861
1.29%, 2/13/2003	100,000,000	99,964,167
1.30%, 2/5/2003	33,340,000	33,337,592
Tannehill Capital Co.:
1.29%, 3/20/2003	50,000,000	49,919,375
1.35%, 2/5/2003	100,000,000	99,992,500
Thames Asset Global Securitization:
1.27%, 2/24/2003	36,148,000	36,121,220
1.29%, 2/18/2003	68,086,000	68,049,404
1.29%, 2/20/2003	150,000,000	149,908,625
1.29%, 3/17/2003	67,360,000	67,258,624
Three Crowns Funding:
1.34%, 2/3/2003	195,026,000	195,026,000
1.36%, 3/10/2003	33,394,000	33,349,846
Three Pillars Funding Corp.:
1.27%, 2/27/2003	37,495,000	37,463,254
1.27%, 3/4/2003	45,065,000	45,018,896
1.28%, 2/24/2003	40,049,000	40,019,097
Thunder Bay Funding, Inc., 1.29%, 3/17/2003	46,592,000	46,521,879
Trident Capital Finance, Inc., 1.31%, 2/6/2003	100,000,000	99,989,083
Tulip Funding Corp., 1.29%, 2/18/2003	150,000,000	149,919,375
Victory Receivable Corp.:
1.29%, 2/20/2003	46,291,000	46,262,801
1.31%, 2/24/2003	79,369,000	79,308,349
1.40%, 2/12/2003	69,613,000	69,588,636
1.40%, 2/18/2003	58,987,000	58,952,591
1.47%, 2/19/2003	75,000,000	74,951,000
Westdeutsche Lands, 1.28%, 2/24/2003	9,750,000	9,749,342
Windmill Funding Corp.:
1.28%, 2/6/2003	50,000,000	49,994,667
1.29%, 2/12/2003	100,000,000	99,967,750
Witmer Funding LLC:
1.40%, 2/12/2003	100,000,000	99,965,000
1.42%, 2/18/2003	150,000,000	149,911,250
10,960,795,431
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

COMMERCIAL PAPER continued
Brokers 1.2%
Salomon Smith Barney Holdings, Inc., 1.32%, 2/28/2003	$275,000,000	$ 275,000,000
Automobiles 1.1%
Ford Credit Co.:
1.30%, 3/19/2003	45,000,000	44,928,500
1.31%, 2/18/2003	50,000,000	49,972,708
1.32%, 2/19/2003	100,000,000	99,941,334
1.33%, 3/6/2003	45,000,000	44,948,462
239,791,004
Banks 2.6%
Washington Mutual, Inc.:
1.40%, 2/21/2003	150,000,000	149,988,041
2.58%, 3/14/2003	285,000,000	285,000,000
3.02%, 4/17/2003	150,000,000	150,000,000
584,988,041
Diversified Financials 9.7%
Citibank Credit Card Issuance Trust:
1.26%, 3/27/2003	75,000,000	74,863,500
1.27%, 2/27/2003	100,000,000	99,915,333
1.28%, 3/26/2003	100,000,000	99,818,667
1.29%, 2/14/2003	75,000,000	74,970,437
1.30%, 2/12/2003	100,000,000	99,967,500
1.35%, 2/10/2003	100,000,000	99,973,750
1.35%, 2/14/2003	100,000,000	99,958,750
1.37%, 2/7/2003	50,000,000	49,992,389
1.37%, 2/18/2003	51,400,000	51,370,659
Credit Suisse First Boston Corp.:
1.38%, 2/10/2003	200,000,000	200,000,000
1.40%, 2/10/2003	175,000,000	175,000,000
Discover Card, 1.27%, 2/19/2003	125,000,000	124,929,444
Dorada Financial Co., 1.31%, 4/8/2003	66,000,000	65,846,294
Goldman Sachs Group:
1.34%, 2/28/2003	150,000,000	150,000,000
2.55%, 3/21/2003	200,000,000	200,000,000
2.76%, 4/10/2003	165,000,000	165,000,000
MBNA Credit Card:
1.30%, 3/20/2003	78,500,000	78,372,437
1.31%, 2/4/2003	150,000,000	149,994,542
Morgan Stanley Dean Witter, Inc., 1.30%, 2/4/2003	100,000,000	99,996,389
2,159,970,091
Total Commercial Paper		14,220,544,567
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

CORPORATE BONDS 29.5%
Asset Backed 11.1%
Abacas Investor LLC:
2.54%, VRDN	$ 75,000,000	$ 75,000,000
2.55%, VRDN	50,000,000	50,000,000
Catholic Health Initiatives, 1.65%, VRDN	1,000,000	1,000,000
Countrywide Funding Corp.:
1.63%, VRDN	100,000,000	100,000,000
2.65%, VRDN	150,000,000	150,000,000
2.67%, 2/28/2003	161,700,000	161,703,377
Federal Farm Credit, 1.45%, 1/22/2004	85,000,000	84,995,890
Gemini Securitization Corp.:
1.29%, 2/13/2003	119,612,000	119,569,139
1.29%, 2/28/2003	50,545,000	50,499,720
1.30%, 2/10/2003	100,000,000	99,974,722
Halogen Funding Co. LLC:
1.40%, VRDN	50,000,000	50,000,000
1.41%, VRDN	70,000,000	70,000,000
1.41%, VRDN 144A	50,750,000	50,750,000
HBOS Treasury Services Plc, 1.61%, VRDN 144A	150,000,000	150,000,000
Household Finance Corp.:
1.83%, VRDN	100,000,000	100,000,000
1.87%, VRDN	275,000,000	275,000,000
Liberty Lighthouse US Capital Co.:
1.35%, VRDN 144A	150,000,000	150,000,000
2.91%, VRDN 144A	1,950,000	1,950,000
Links Finance LLC, 2.75%, VRDN	50,000,000	50,000,000
Morganite Industrials, Inc., 1.34%, VRDN	10,600,000	10,600,000
Northern Rock Plc, 1.39%, VRDN	100,000,000	100,000,000
Phoenix Mistic, 1.95%, 3/17/2003	40,000,000	40,039,144
Premium Asset Trust, 1.44%, 2/24/2003 144A	135,000,000	134,992,287
Putnam Structured Product, 1.47%, VRDN	75,000,000	75,000,000
Restructured Asset Securitization Corp., 1.59%, VRDN 144A	100,000,000	100,000,000
Syndicated Loan Funding Trust:
1.46%, VRDN 144A	30,000,000	30,000,000
1.49%, VRDN 144A	75,000,000	75,000,000
White Pine Finance LLC, 1.33%, VRDN 144A	100,000,000	100,000,000
2,456,074,279
Automobiles 0.8%
BMW US Capital LLC:
1.38%, VRDN 144A	50,000,000	50,000,000
4.25%, 6/7/2003	125,000,000	125,580,931
175,580,931
Banks 2.0%
ABN AMRO Bank:
1.50%, VRDN	235,360,000	235,360,000
1.58%, VRDN	50,000,000	50,000,000
American Express Centurion Bank, 1.36%, VRDN	50,000,000	50,000,000
Marshall & Ilsley Bank Corp., 1.41%, VRDN	100,000,000	100,000,000
435,360,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

CORPORATE BONDS continued
Diversified Financials 10.0%
American Express Credit Corp.:
1.34%, 2/19/2003	$ 17,550,000	$ 17,549,847
1.35%, VRDN	5,850,000	5,850,000
Bear Stearns Co., Inc., 2.61%, VRDN	157,800,000	157,800,000
Caterpillar Financial Services, 1.49%, VRDN	50,000,000	50,000,000
Credit Suisse First Boston Corp.:
2.54%, VRDN	75,000,000	75,000,000
2.57%, VRDN	100,000,000	100,000,000
Goldman Sachs Group, Inc., 1.63%, 2/17/2003 144A	130,000,000	130,039,320
Household Finance Corp.:
1.77%, VRDN	95,000,000	95,000,000
3.00%, VRDN	100,000,000	100,000,000
International Lease Finance Corp., 1.60%, VRDN	125,000,000	125,000,000
Lehman Brothers Holdings, Inc.:
1.37%, VRDN	75,000,000	75,000,000
1.48%, VRDN 144A	50,000,000	50,000,000
Merrill Lynch & Co., Inc.:
1.35%, VRDN	9,750,000	9,750,000
1.35%, 2/18/2003	125,000,000	124,994,330
1.43%, VRDN	300,000,000	300,000,000
2.53%, VRDN	148,350,000	148,350,000
Morgan Stanley Dean Witter, Inc., 1.47%, VRDN	300,000,000	300,000,000
RACERS FRN, 1.43%, VRDN 144A	150,000,000	150,000,000
Sigma Finance, Inc.:
1.34%, VRDN	20,000,000	20,000,000
2.74%, VRDN	50,000,000	50,000,000
Transamerica Finance Corp., 1.53%, VRDN	135,000,000	135,000,000
2,219,333,497
Diversified Telecommunication Services 1.6%
BellSouth Corp., 4.11%, 4/26/2003 144A	168,000,000	168,530,886
Verizon Global Funding, 1.34%, 2/19/2003	185,000,000	184,997,567
353,528,453
Hotels, Restaurants & Leisure 0.4%
McDonalds Corp., 4.45%, 3/7/2003 144A	100,000,000	100,158,808
Industrial Conglomerates 1.5%
General Electric Capital Corp.,1.40%, VRDN	330,000,000	330,000,000
Insurance 2.1%
Allstate Funding Corp., 1.54%, VRDN	100,000,000	100,000,000
Anchor National Life Insurance Co., 1.44%, VRDN	100,000,000	100,000,000
Jackson National Life Insurance Co.:
1.46%, VRDN	75,000,000	75,000,000
1.47%, VRDN	100,000,000	100,000,000
Travelers Insurance Co., 1.47%, VRDN	100,000,000	100,000,000
475,000,000
Total Corporate Bonds		6,545,035,968
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

	Principal Amount	Value

FUNDING AGREEMENTS 1.1%
Transamerica Occidental:
1.58%, 2/3/2003 144A	$100,000,000	$ 100,000,000
1.60%, 2/3/2003 144A	140,000,000	140,000,000
Total Funding Agreements		240,000,000
MUNICIPAL OBLIGATIONS 1.3%
General Obligation - State 1.0%
California Transportation Infrastructure RAN, 1.34%, VRDN	225,000,000	225,000,000
Industrial Development Revenue 0.1%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc., Ser. B-1,
(LOC: Bank of America), 1.40%, VRDN	13,800,000	13,800,000
Miscellaneous Revenue 0.2%
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation,
Ser. B, (LOC: Bank of America), 1.39%, VRDN	41,830,000	41,830,000
Total Municipal Obligations		280,630,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.4%
FHLMC:
1.54%, 4/23/2003	199,750,000	199,750,000
1.84%, 2/5/2003	100,000,000	100,000,000
FNMA, 1.56%, 4/15/2003	125,000,000	125,000,000
SLMA, 1.53%, 4/25/2003	100,000,000	100,000,000
Total U.S. Government & Agency Obligations		524,750,000

	Shares

MUTUAL FUND SHARES 1.3%
Citifunds Institutional	107,786,195	107,786,195
Federated Prime Value Obligation Fund	140,002,196	140,002,196
Federated U.S. Treasury Cash Reserve	993,679	993,679
Strategic Money Market Trust	50,000,000	50,000,000
Total Mutual Fund Shares		298,782,070
Total Investments (cost $22,109,742,605) 99.7%		22,109,742,605
Other Assets and Liabilities 0.3%		58,541,377
Net Assets 100.0%		$22,168,283,982

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

January 31, 2003

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RACERS	Restructured Asset Security Enhancement
RAN	Revenue Anticipation Note
RB	Revenue Bond
SLMA	Student Loan Marketing Association
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at January 31, 2003.
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2003

Assets
Investments at amortized cost	$ 22,109,742,605
Receivable for Fund shares sold	1,907,316
Interest receivable	70,545,957
Prepaid expenses and other assets	551,318

Total assets	22,182,747,196

Liabilities
Dividends payable	5,819,349
Payable for Fund shares redeemed	7,161,630
Due to custodian bank	53,936
Advisory fee payable	720,102
Due to other related parties	108,500
Accrued expenses and other liabilities	599,697

Total liabilities	14,463,214

Net assets	$ 22,168,283,982

Net assets represented by
Paid-in capital	$ 22,173,506,836
Undistributed net investment income	31,931
Accumulated net realized losses on securities	(5,254,785)

Net Assets	$ 22,168,283,982

Net assets consists of
Class A	$ 10,628,439,997
Class B	112,687,669
Class C	23,323,550
Class S	7,302,396,163
Class S1	1,767,486,758
Class I	2,333,949,845

Total net assets	$ 22,168,283,982

Shares outstanding
Class A	10,629,696,104
Class B	112,711,465
Class C	23,326,416
Class S	7,305,370,153
Class S1	1,767,495,247
Class I	2,336,079,689

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class C -- Offering price (based on sales charge of 1.00%)	$ 1.01
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended January 31, 2003

Investment income
Interest	$ 471,700,738

Expenses
Advisory fee	91,438,646
Distribution Plan expenses
Class A	30,500,143
Class B	1,003,146
Class C	183,196
Class S	53,145,168
Class S1	9,503,052
Administrative services fees	13,871,672
Transfer agent fee	27,521,509
Trustees’ fees and expenses	468,140
Printing and postage expenses	827,345
Custodian fee	5,099,393
Registration and filing fees	197,936
Professional fees	84,090
Other	2,554,333

Total expenses	236,397,769
Less: Expense reductions	(122,384)
Expense reimbursements	(7,691,312)

Net expenses	228,584,073

Net investment income	243,116,665

Net realized losses on securities	(146,936)

Net increase in net assets resulting from operations	$ 242,969,729

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2003		2002

Operations
Net investment income		$ 243,116,665		$ 543,061,080
Net realized gains or losses on securities		(146,936)		71,278

Net increase in net assets resulting from operations		242,969,729		543,132,358

Distributions to shareholders from
Net investment income
Class A		(113,991,106)		(126,044,066)
Class B		(415,362)		(1,853,894)
Class C		(77,182)		(336,414)
Class S		(73,681,334)		(319,643,280)
Class S1		(18,306,991)		(6,295,551)
Class I*		(36,604,059)		(88,877,716)

Total distributions to shareholders		(243,076,034)		(543,050,921)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	38,920,918,218	38,920,918,216	23,563,489,435	23,563,461,334
Class B	101,353,612	101,353,612	106,755,667	106,755,667
Class C	94,237,521	94,237,515	113,667,040	113,667,040
Class S	2,778,621,596	2,778,621,596	4,175,675,743	4,175,675,743
Class S1	1,666,781,266	1,666,781,266	1,410,906,915	1,410,906,915
Class I*	6,453,209,218	6,453,209,218	6,724,928,965	6,724,928,965

		50,015,121,423		36,095,395,664

Net asset value of shares issued in reinvestment of distributions
Class A	100,170,194	100,170,194	93,630,765	93,630,777
Class B	376,251	376,251	1,646,341	1,646,244
Class C	59,510	59,510	259,144	259,144
Class S	62	62	161	161
Class S1	0	0	8	8
Class I*	2,699,487	2,699,487	8,269,688	8,269,688

		103,305,504		103,806,022

Automatic conversion of Class B shares to Class A shares
Class A	11,110,319	11,110,319	2,445,668	2,445,668
Class B	(11,110,319)	(11,110,319)	(2,445,668)	(2,445,668)

		0		0

Payment for shares redeemed
Class A	(38,008,936,829)	(38,008,936,829)	(16,356,329,462)	(16,356,329,462)
Class B	(69,624,029)	(69,624,030)	(65,821,693)	(65,821,693)
Class C	(85,709,518)	(85,709,518)	(108,378,620)	(108,378,620)
Class S	(5,430,097,069)	(5,430,097,069)	(4,992,538,973)	(4,992,538,973)
Class S1	(1,199,295,675)	(1,199,295,675)	(110,897,267)	(110,897,267)
Class I*	(6,807,231,674)	(6,807,231,674)	(6,011,732,933)	(6,011,732,933)

		(51,600,894,795)		(27,645,698,948)

*Effective at the close of business of May 11, 2001, Class Y Shares were renamed as Institutional shares (Class I).
See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS continued

	Year Ended January 31,
	2003	2002

Net increase (decrease) in net assets resulting from capital share transactions	$ (1,482,467,868)	$ 8,553,502,738

Total increase (decrease) in net assets	(1,482,574,173)	8,553,584,175
Net assets
Beginning of period	23,650,858,155	15,097,273,980

End of period	$ 22,168,283,982	$ 23,650,858,155

Undistributed (overdistributed) net investment income	$ 31,931	$ (8,700)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Money Market Fund (the “Fund”) is a diversified series of Evergreen Money Market Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class S, Class S1, and Institutional (“Class I”) shares. Class A shares are sold at net asset value without a front-end sales charge. Class B shares are sold without a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold with a front-end sales charge and are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Both Class B and Class C shares pay a higher ongoing distribution fee than Classes A, S and S1. Class S and Class S1 shares are sold at net asset value without a front-end sales charge or a contingent deferred sales charge, but pay an ongoing distribution fee. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS continued

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to expiration of capital loss carryovers.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or expense reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made. Total amounts subject to recoupment as of year ended January 31, 2003 were $1,046,104.

During the year ended January 31, 2003, the amount of expenses for distribution fees reimbursed by the investment advisor and the impact on the expense ratio of each class represented as a percentage of its average net assets was as follows:

	Expenses	% of average net
	reimbursed	assets of class

Class A	$ 1,955,103	0.02%
Class B	14,790	0.01
Class C	2,638	0.01
Class S1	5,718,781	0.36

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.06% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended January 31, 2003, the transfer agent fees were equivalent to an annual rate of 0.12% of the Fund’s average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A, 0.60% of the average daily net assets for Class S and Class S1 shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

On January 31, 2003, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2003, the Fund had $5,245,478 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2011

$32,810	$381,247	$200,609	$139,955	$4,353,228	$137,629

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. The Fund has incurred and will elect to defer post-October losses of $9,307.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the year ended January 31, 2003, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of January 31, 2003, the components of distributable earnings on a tax basis consisted of undistributed ordinary income in the amount of $31,931 and capital loss carryover and post-October loss in the amount of $5,254,785.

The tax character of distributions paid for the year ended January 31, 2003 was $243,076,034 of ordinary income.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $122,384, which represents 0.00% of its average daily net assets.

NOTES TO FINANCIAL STATEMENTS continued

9. IN-KIND TRANSACTIONS

Effective on the close of business on September 21, 2001, the Fund acquired assets through in-kind transactions. These transactions each transferred the underlying securities and net cash balances of certain money market funds in the Evergreen family of funds to the Fund. In each transaction, shareholders redeemed out of one fund and purchased shares in another fund representing the value of those underlying securities and net cash balances which resulted in no gain or loss to the shareholders.

Class A	Class S
Shares Issued	Shares Issued	Amortized cost	Fund Assets Liquidated

--	467,751,631	$ 463,205,538	Evergreen Reserve
Money Market Fund

7,493,449,831	--	$ 7,481,088,568	Evergreen CRT
Money Market Fund

The amount of shares issued and value of security received are reflected in the proceeds from shares sold in the Statements of Changes in Net Assets for the year ended January 31, 2002.

Effective on the close of business on May 24, 2002, the Fund acquired assets through an in-kind transaction. This transaction transferred the underlying securities of Wachovia Money Market Fund into the Fund. In the transaction, shareholders redeemed their shares in Wachovia Money Market Fund and purchased the same number of shares, 445,207,606, of Class S shares of the Fund in consideration for securities valued at $444,231,114, which resulted in no gain or loss to the shareholder. The value of securities received by the Fund and the number of Class S shares issued are reflected as proceeds from shares sold in the Statement of Changes in Net Assets for the year ended January 31, 2003.

10. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

11. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended January 31, 2003, the Fund had no borrowings under this agreement.

INDEPENDENT AUDITORS’ REPORT

Board of Trustees and Shareholders
Evergreen Money Market Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Money Market Fund, a portfolio of Evergreen Money Market Trust, as of January 31, 2003, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Money Market Fund, as of January 31, 2003, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
March 7, 2003

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219.

Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $232 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of January 31, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

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Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034